Accounts payable and other	12 Months Ended
Dec. 31, 2016
Accounts payable and other
Accounts payable and other

9 – Accounts payable and other

In millions	December 31,	2016	2015
Trade payables		$484	$391
Payroll-related accruals		327	287
Accrued charges		141	192
Accrued interest		129	122
Income and other taxes		122	254
Personal injury and other claims provisions (Note 16)		76	51
Environmental provisions (Note 16)		50	51
Stock-based compensation liability (Note 14)		45	39
Other postretirement benefits liability (Note 12)		18	18
Other		127	151
Total accounts payable and other		$1,519	$1,556